CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 18, 2012	Sep. 30, 2012 Convertible Promissory Note One [Member]	Jun. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Convertible Promissory Note One [Member]	May 31, 2012 Convertible Promissory Note Two [Member]	Mar. 31, 2013 Convertible Promissory Note Two [Member]	Dec. 31, 2012 Convertible Promissory Note Two [Member]	Jan. 31, 2012 Convertible Promissory Note Three [Member]	Dec. 31, 2011 Convertible Promissory Note Three [Member]
Short-term Debt [Line Items]
Proceeds from convertible note payable			$ 1,000,000	$ 25,000			$ 25,000						$ 500,000
Convertible promissory note							25,000	25,000	150,000				500,000
Interest rate									8.00%				6.00%
Due date									May 30, 2013
Conversion rate amount per share							$ 0.50		$ 1.00				$ 0.25
Term							12 months						1 year
Amount of debt converted						25,000						500,000
Conversion of notes to common stock, shares						50,000		50,728				2,071,931
Shares entitled by warrants					800,000								2,000,000
Term in years					5 years								2 years
Exercise Price													0.50
Accrued interest										10,041	7,082		16,401
Accured interest converted to stock	25,000	17,982		37,814		364		364				17,983
Conversion of accrued interest to restricted common stock, shares						728
Repayment of principal and accrued interest										$ 162,000	$ 162,000